                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [ ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    CapitalWorks Investment Partners, LLC
Address: 401 West "A" Street
         San Diego, CA  92101

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John D. Wylie
Title:   Partner
         CapitalWorks Investment Partners, LLC
Phone:   (619) 615-1000

Signature, Place, and Date of Signing:

    /s/ John D. Wylie    San Diego, California  February 14, 2000
    __________________   _____________________  ________________
       [Signature]        [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     66

Form 13F Information Table Value Total:     170,345
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         28-

         [Repeat as necessary.]
























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

Holdings of US Listed equities held as at 31st December 1999
                                                                  INVESTMENT DISCRETION          VOTING AUTHORITY
                                                                                          (c)
                    TITLE        CUSIP         MARKET    SHRS OR  SH/  PUT/   (a)  (b)   SHARED   OTHER     (a)   (b)    (c)
NAME OF ISSUER     OF CLASS      NUMBER        VALUE     PRN AMT  PRN  CALL  SOLE SHARED OTHER   MANAGERS  SOLE  SHARED  NONE
--------------     --------      ------        ------    -------  ---  ----  ---- ------ ------  --------  ----  ------  ----
ABGENIX INC        COMMON STOCK  00339B107  7,963,250    60,100              SOLE                NONE      60,100
ADELPHIA BUSINESS
  SOLUTIONS        COMMON STOCK  006847107  4,711,440    98,155              SOLE                NONE      98,155
ACCREDO HEALTH
  INC COM          COMMON STOCK  00437V104    998,145    32,460              SOLE                NONE      32,460
AES CORP COM       COMMON STOCK  00130H105  1,520,415    20,340              SOLE                NONE      20,340
ALPHA INDUSTRIES
  INC.             COMMON STOCK  020753109  1,509,038    26,330              SOLE                NONE      26,330
ANTEC CORP.        COMMON STOCK  03664P105    978,747    26,815              SOLE                NONE      26,815
ADVANCED RADIO
  TELECOM CORP     COMMON STOCK  00754U101  4,711,200   196,300              SOLE                NONE     196,300
BLACK & DECKER
  CORP COM         COMMON STOCK  091797100  1,045,000    20,000              SOLE                NONE      20,000
PINNACLE HLDGS
  INC COM          COMMON STOCK  72346N101  4,540,481   107,150              SOLE                NONE     107,150
CORSAIR
 COMMUNICATIONS
  COM              COMMON STOCK  220406102    940,469   115,750              SOLE                NONE     115,750
CAIS INTERNET
  INC COM          COMMON STOCK  12476Q102  3,001,170    84,540              SOLE                NONE      84,540
CYTYC CORP COM     COMMON STOCK  232946103  4,294,220    70,325              SOLE                NONE      70,325
DIGITAL MICROWAVE
  CORP COM         COMMON STOCK  253859102  5,145,469   219,540              SOLE                NONE     219,540
DIGITAL RIVER      COMMON STOCK  25388B104  2,506,432    75,240              SOLE                NONE      75,240
E TRADE GROUP
  INC COM          COMMON STOCK  269246104    731,500    28,000              SOLE                NONE      28,000
EOG RESOURCES
  INC. CMN         COMMON STOCK  26875P101  1,039,524    59,190              SOLE                NONE      59,190
ENSCO INTL INC COM COMMON STOCK  26874Q100  1,143,750    50,000              SOLE                NONE      50,000
GLOBAL CROSSING
  LTD COM          COMMON STOCK  G3921A100  1,050,000    21,000              SOLE                NONE      21,000
GAYLORD CONTAINER
  CORP CLASS A     CLASS A       368145108  1,078,521   158,315              SOLE                NONE     158,315
HANOVER COMPRESSOR
  COMPANY COMMO    COMMON STOCK  410768105  2,265,944    60,025              SOLE                NONE      60,025
HARMONIC INC       COMMON STOCK  413160102  1,471,531    15,500              SOLE                NONE      15,500
HNC SOFTWARE
  INC COM          COMMON STOCK  40425P107  1,681,425    15,900              SOLE                NONE      15,900
HOTJOBS.COM        COMMON STOCK  441474103  2,612,512    59,800              SOLE                NONE      59,800
INTEL CORP COM     COMMON STOCK  458140100    823,125    10,000              SOLE                NONE      10,000



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

INTERNATL
  RECTIFIER CP COM COMMON STOCK  460254105  2,839,980   109,230              SOLE                NONE     109,230
INTERVU INC COM    COMMON STOCK  46114R106  2,215,500    21,100              SOLE                NONE      21,100
JAKKS PACIFIC INC  COMMON STOCK  47012E106  2,313,886   123,820              SOLE                NONE     123,820
JONES PHARMA INC   COMMON STOCK  480236108  4,702,327   108,255              SOLE                NONE     108,255
KOPIN CORP         COMMON STOCK  500600101  2,569,140    61,170              SOLE                NONE      61,170
AT&T CORP LIBERTY
  MEDIA GROUP CL   CLASS A       001957208  1,282,826    22,580              SOLE                NONE      22,580
LTX CORP COM       COMMON STOCK  502392103  3,133,619   140,050              SOLE                NONE     140,050
ST MARY LD & EXPL
  CO COM           COMMON STOCK  792228108  2,004,007    80,970              SOLE                NONE      80,970
MISSION CRITICAL
  SOFTW COM        COMMON STOCK  605047109  3,071,250    43,875              SOLE                NONE      43,875
MEDIMMUNE INC COM  COMMON STOCK  584699102  1,327,000     8,000              SOLE                NONE       8,000
MICHAELS STORES
  INC              COMMON STOCK  594087108  3,022,282   106,045              SOLE                NONE     106,045
USX MARATHON GROUP
  COM NEW          COMMON STOCK  902905827    814,687    33,000              SOLE                NONE      33,000
MIDWAY GAMES
  INC COM          COMMON STOCK  598148104  2,878,484   120,250              SOLE                NONE     120,250
NCO GROUP INC COM  COMMON STOCK  628858102  1,371,892    45,540              SOLE                NONE      45,540
N2H2 INC COM       COMMON STOCK  67019F104  2,453,987   104,425              SOLE                NONE     104,425
ONYX SOFTWARE
  CORP COM         COMMON STOCK  683402101  4,158,800   112,400              SOLE                NONE     112,400
OPTIMAL ROBOTICS
  CORP
  CL A NEW         CLASS A       68388R208  4,557,165   122,340              SOLE                NONE     122,340
PAIRGAIN
  TECHNOLOGIES
  INC              COMMON STOCK  695934109  3,146,929   221,810              SOLE                NONE     221,810
PLUG POWER INC COM COMMON STOCK  72919P103  2,409,725    85,300              SOLE                NONE      85,300
PERICOM
  SEMICONDUCTOR
  COM              COMMON STOCK  713831105  2,883,324   109,580              SOLE                NONE     109,580
QUANTA SVCS INC
  COM              COMMON STOCK  74762E102  2,480,067    87,790              SOLE                NONE      87,790
QWEST
  COMMUNICATIONS
  COM              COMMON STOCK  749121109    967,500    22,500              SOLE                NONE      22,500
RAZORFISH INC CL A CLASS A       755236106    360,238     3,787              SOLE                NONE       3,787
SAWTEK INC COMMON
  STOCK            COMMON STOCK  805468105  2,207,878    33,170              SOLE                NONE      33,170
SPARTECH CORP
  (NEW)            COMMON STOCK  847220209  2,244,600    69,600              SOLE                NONE      69,600
MADDEN STEVEN
  LTD COM          COMMON STOCK  556269108  4,641,719   243,500              SOLE                NONE     243,500
SONOSITE INC       COMMON STOCK  83568G104  2,234,116    70,644              SOLE                NONE      70,644
SOURCE INFO MGMT
  CO COM NEW       COMMON STOCK  836151209  5,357,320   319,840              SOLE                NONE     319,840




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

SERENA SOFTWARE
  INC COM          COMMON STOCK  817492101  1,423,125    46,000              SOLE                NONE      46,000
SMURFIT-STONE
  CONTAINER CORP   COMMON STOCK  832727101  1,102,500    45,000              SOLE                NONE      45,000
STEEL DYNAMICS INC COMMON STOCK  858119100  1,208,062    75,800              SOLE                NONE      75,800
24 / 7 MEDIA INC
  COM              COMMON STOCK  901314104  2,198,250    39,080              SOLE                NONE      39,080
TRIAD GUARANTY     COMMON STOCK  895925105  1,199,835    52,740              SOLE                NONE      52,740
TOPPS INC COM      COMMON STOCK  890786106  2,734,331   263,550              SOLE                NONE     263,550
TUT SYSTEMS COM    COMMON STOCK  901103101  3,958,597    73,820              SOLE                NONE      73,820
USINTERNETWORKING
  INC COM          COMMON STOCK  917311805  5,284,646    75,630              SOLE                NONE      75,630
U S PLASTIC LMBR
  CORP COM         COMMON STOCK  902948108  1,251,294   162,770              SOLE                NONE     162,770
VARIAN
  SEMICONDUCTOR
  EQUIPMENT A      CLASS A       922207105  3,585,300   105,450              SOLE                NONE     105,450
WAVE SYSTEMS
  CORP CL A        CLASS A       943526103    701,507    58,765              SOLE                NONE      58,765
WESTWOOD ONE INC   COMMON STOCK  961815107  4,015,840    52,840              SOLE                NONE      52,840
WESTELL
  TECHNOLOGIES INC COMMON STOCK  957541105  1,617,875   150,500              SOLE                NONE     150,500
XIRCOM INC COM     COMMON STOCK  983922105  8,650,500   115,340              SOLE                NONE     115,340

Total                                     170,345,218



























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